FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	SFr 31,064	SFr 32,834
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	101	1
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	73	213
Sales, assets	(164)	(106)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	4	(7)
Balance at end of period, assets	14	101
Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,535	7,885
Transfers in, assets	1,345	3,255
Transfers out, assets	(3,413)	(3,271)
Purchases, assets	4,867	6,304
Sales, assets	(5,685)	(6,740)
Issuances, assets	874	2,064
Settlements, assets	(1,629)	(2,968)
Gain (loss) on transfers in/out included in trading revenues, assets	(133)	290
Gain (loss) on all other activity included in trading revenues, assets	509	1,598
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	234	(887)
Balance at end of period, assets	4,503	7,535
Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	52	1,377
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,253	1,923
Transfers in, assets	878	2,078
Transfers out, assets	(1,701)	(1,775)
Purchases, assets	3,668	3,811
Sales, assets	(4,141)	(3,493)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(331)	1
Gain (loss) on all other activity included in trading revenues, assets	509	14
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	91	(311)
Balance at end of period, assets	1,225	2,253
Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	103	166
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,270	1,128
Transfers in, assets	471	703
Transfers out, assets	(747)	(809)
Purchases, assets	2,753	2,685
Sales, assets	(3,483)	(2,464)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(321)	26
Gain (loss) on all other activity included in trading revenues, assets	472	211
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	63	(210)
Balance at end of period, assets	478	1,270
Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	154	196
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	557
Transfers in, assets	158
Transfers out, assets	(615)
Purchases, assets	654
Sales, assets	(385)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	(25)
Gain (loss) on all other activity included in trading revenues, assets	59
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	21
Balance at end of period, assets	424	557
Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(15)
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,911	3,534
Transfers in, assets	314	995
Transfers out, assets	(1,551)	(1,207)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	874	2,064
Settlements, assets	(1,514)	(2,891)
Gain (loss) on transfers in/out included in trading revenues, assets	79	213
Gain (loss) on all other activity included in trading revenues, assets	(16)	1,607
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	90	(405)
Balance at end of period, assets	2,187	3,911
Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	116	1,323
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	733
Transfers in, assets	58
Transfers out, assets	(222)
Purchases, assets	0
Sales, assets	0
Issuances, assets	175
Settlements, assets	(79)
Gain (loss) on transfers in/out included in trading revenues, assets	(8)
Gain (loss) on all other activity included in trading revenues, assets	(14)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(19)
Balance at end of period, assets	624	733
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	141
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,186	1,040
Transfers in, assets		255
Transfers out, assets		(519)
Purchases, assets		0
Sales, assets		0
Issuances, assets		507
Settlements, assets		(743)
Gain (loss) on transfers in/out included in trading revenues, assets		107
Gain (loss) on all other activity included in trading revenues, assets		725
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(186)
Balance at end of period, assets		1,186
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		752
Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,079	909
Transfers in, assets	1	0
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	311	303
Settlements, assets	(325)	(326)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	(73)	291
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	41	(97)
Balance at end of period, assets	1,034	1,079
Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(81)	310
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,247	2,231
Transfers in, assets	31	119
Transfers out, assets	(90)	(246)
Purchases, assets	1,035	2,420
Sales, assets	(1,371)	(3,189)
Issuances, assets	0	0
Settlements, assets	(115)	(77)
Gain (loss) on transfers in/out included in trading revenues, assets	62	72
Gain (loss) on all other activity included in trading revenues, assets	49	76
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	48	(158)
Balance at end of period, assets	896	1,247
Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(96)	(87)
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,054	2,523
Transfers in, assets	99	8
Transfers out, assets	(758)	0
Purchases, assets	1,517	442
Sales, assets	(663)	(194)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	86	112
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	267	286
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	64	(123)
Balance at end of period, assets	3,666	3,054
Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	120	409
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,132	1,463
Transfers in, assets	65	7
Transfers out, assets	(757)	0
Purchases, assets	1,482	408
Sales, assets	(448)	(22)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	96	13
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	263	293
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	30	(30)
Balance at end of period, assets	2,863	2,132
Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	80	298
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	920	1,052
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	33	34
Sales, assets	(188)	(172)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(10)	99
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	34	(93)
Balance at end of period, assets	789	920
Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	39	112
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,669	3,835
Transfers in, assets	257	1,268
Transfers out, assets	(1,315)	(549)
Purchases, assets	362	437
Sales, assets	(194)	(640)
Issuances, assets	207	1,170
Settlements, assets	(1,620)	(1,435)
Gain (loss) on transfers in/out included in trading revenues, assets	7	52
Gain (loss) on all other activity included in trading revenues, assets	55	(164)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(3)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	109	(306)
Balance at end of period, assets	1,534	3,669
Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(59)	(97)
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,347	1,401
Transfers in, assets	213	446
Transfers out, assets	(364)	(170)
Purchases, assets	10	184
Sales, assets	(133)	(442)
Issuances, assets	162	610
Settlements, assets	(643)	(435)
Gain (loss) on transfers in/out included in trading revenues, assets	19	6
Gain (loss) on all other activity included in trading revenues, assets	74	(150)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(3)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	35	(104)
Balance at end of period, assets	717	1,347
Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	6	(183)
Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,082	1,201
Transfers in, assets	43	238
Transfers out, assets	(340)	(245)
Purchases, assets	0	0
Sales, assets	(42)	(31)
Issuances, assets	34	499
Settlements, assets	(409)	(531)
Gain (loss) on transfers in/out included in trading revenues, assets	1	20
Gain (loss) on all other activity included in trading revenues, assets	70	43
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	26	(112)
Balance at end of period, assets	465	1,082
Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	27	47
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	180	244
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	22	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(42)	(44)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	7	(20)
Balance at end of period, assets	167	180
Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(42)	(44)
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,825	1,846
Transfers in, assets	370	1,440
Transfers out, assets	(902)	(709)
Purchases, assets	3,447	4,553
Sales, assets	(3,269)	(4,595)
Issuances, assets	120	547
Settlements, assets	(924)	(995)
Gain (loss) on transfers in/out included in trading revenues, assets	14	(17)
Gain (loss) on all other activity included in trading revenues, assets	(41)	(14)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	54	(231)
Balance at end of period, assets	694	1,825
Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(137)	(48)
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,576	1,619
Transfers in, assets	360	1,380
Transfers out, assets	(855)	(665)
Purchases, assets	3,394	4,504
Sales, assets	(3,222)	(4,567)
Issuances, assets	120	547
Settlements, assets	(921)	(994)
Gain (loss) on transfers in/out included in trading revenues, assets	25	(41)
Gain (loss) on all other activity included in trading revenues, assets	41	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	44	(211)
Balance at end of period, assets	562	1,576
Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(104)	(73)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,364	16,334
Transfers in, assets	2,071	5,971
Transfers out, assets	(6,388)	(4,529)
Purchases, assets	10,288	11,949
Sales, assets	(9,975)	(12,275)
Issuances, assets	1,201	3,781
Settlements, assets	(4,173)	(5,398)
Gain (loss) on transfers in/out included in trading revenues, assets	(112)	325
Gain (loss) on all other activity included in trading revenues, assets	609	1,532
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	221	248
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	472	(1,574)
Balance at end of period, assets	10,578	16,364
Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(66)	1,597
Nonrecurring basis | Accounting Standards Update 2019-05 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)			SFr 118
Bank
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	14,932	15,871
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	101	1
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	73	213
Sales, assets	(164)	(106)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	4	(7)
Balance at end of period, assets	14	101
Bank | Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,535	7,885
Transfers in, assets	1,345	3,255
Transfers out, assets	(3,413)	(3,271)
Purchases, assets	4,867	6,304
Sales, assets	(5,685)	(6,740)
Issuances, assets	874	2,064
Settlements, assets	(1,629)	(2,968)
Gain (loss) on transfers in/out included in trading revenues, assets	(133)	290
Gain (loss) on all other activity included in trading revenues, assets	509	1,598
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	234	(887)
Balance at end of period, assets	4,503	7,535
Bank | Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	52	1,377
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,253	1,923
Transfers in, assets	878	2,078
Transfers out, assets	(1,701)	(1,775)
Purchases, assets	3,668	3,811
Sales, assets	(4,141)	(3,493)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(331)	1
Gain (loss) on all other activity included in trading revenues, assets	509	14
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(1)	5
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	91	(311)
Balance at end of period, assets	1,225	2,253
Bank | Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	103	166
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,270	1,128
Transfers in, assets	471	703
Transfers out, assets	(747)	(809)
Purchases, assets	2,753	2,685
Sales, assets	(3,483)	(2,464)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(321)	26
Gain (loss) on all other activity included in trading revenues, assets	472	211
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	63	(210)
Balance at end of period, assets	478	1,270
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	154	196
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	557
Transfers in, assets	158
Transfers out, assets	(615)
Purchases, assets	654
Sales, assets	(385)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	(25)
Gain (loss) on all other activity included in trading revenues, assets	59
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	21
Balance at end of period, assets	424	557
Bank | Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(15)
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,911	3,534
Transfers in, assets	314	995
Transfers out, assets	(1,551)	(1,207)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	874	2,064
Settlements, assets	(1,514)	(2,891)
Gain (loss) on transfers in/out included in trading revenues, assets	79	213
Gain (loss) on all other activity included in trading revenues, assets	(16)	1,607
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	90	(405)
Balance at end of period, assets	2,187	3,911
Bank | Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	116	1,323
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	733
Transfers in, assets	58
Transfers out, assets	(222)
Purchases, assets	0
Sales, assets	0
Issuances, assets	175
Settlements, assets	(79)
Gain (loss) on transfers in/out included in trading revenues, assets	(8)
Gain (loss) on all other activity included in trading revenues, assets	(14)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(19)
Balance at end of period, assets	624	733
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	141
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,186	1,040
Transfers in, assets		255
Transfers out, assets		(519)
Purchases, assets		0
Sales, assets		0
Issuances, assets		507
Settlements, assets		(743)
Gain (loss) on transfers in/out included in trading revenues, assets		107
Gain (loss) on all other activity included in trading revenues, assets		725
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		(186)
Balance at end of period, assets		1,186
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		752
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,079	909
Transfers in, assets	1	0
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	311	303
Settlements, assets	(325)	(326)
Gain (loss) on transfers in/out included in trading revenues, assets	0	(1)
Gain (loss) on all other activity included in trading revenues, assets	(73)	291
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	41	(97)
Balance at end of period, assets	1,034	1,079
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(81)	310
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,247	2,231
Transfers in, assets	31	119
Transfers out, assets	(90)	(246)
Purchases, assets	1,035	2,420
Sales, assets	(1,371)	(3,189)
Issuances, assets	0	0
Settlements, assets	(115)	(77)
Gain (loss) on transfers in/out included in trading revenues, assets	62	72
Gain (loss) on all other activity included in trading revenues, assets	49	76
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	48	(158)
Balance at end of period, assets	896	1,247
Bank | Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(96)	(87)
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,054	2,523
Transfers in, assets	99	8
Transfers out, assets	(758)	0
Purchases, assets	1,513	442
Sales, assets	(658)	(194)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	86	112
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	267	286
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	63	(123)
Balance at end of period, assets	3,666	3,054
Bank | Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	120	409
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,132	1,463
Transfers in, assets	65	7
Transfers out, assets	(757)	0
Purchases, assets	1,478	408
Sales, assets	(443)	(22)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	96	13
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	262	293
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	30	(30)
Balance at end of period, assets	2,863	2,132
Bank | Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	80	298
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	920	1,052
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	33	34
Sales, assets	(188)	(172)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(10)	99
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	34	(93)
Balance at end of period, assets	789	920
Bank | Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	39	112
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,669	3,835
Transfers in, assets	257	1,268
Transfers out, assets	(1,315)	(549)
Purchases, assets	362	437
Sales, assets	(194)	(640)
Issuances, assets	207	1,170
Settlements, assets	(1,620)	(1,435)
Gain (loss) on transfers in/out included in trading revenues, assets	7	52
Gain (loss) on all other activity included in trading revenues, assets	55	(164)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(3)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	109	(306)
Balance at end of period, assets	1,534	3,669
Bank | Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(59)	(97)
Bank | Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,347	1,402
Transfers in, assets	213	446
Transfers out, assets	(364)	(170)
Purchases, assets	10	184
Sales, assets	(133)	(442)
Issuances, assets	162	610
Settlements, assets	(643)	(435)
Gain (loss) on transfers in/out included in trading revenues, assets	19	6
Gain (loss) on all other activity included in trading revenues, assets	74	(150)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(3)	1
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	35	(105)
Balance at end of period, assets	717	1,347
Bank | Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	6	(183)
Bank | Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,082	1,201
Transfers in, assets	43	238
Transfers out, assets	(340)	(245)
Purchases, assets	0	0
Sales, assets	(42)	(31)
Issuances, assets	34	499
Settlements, assets	(409)	(531)
Gain (loss) on transfers in/out included in trading revenues, assets	1	20
Gain (loss) on all other activity included in trading revenues, assets	70	43
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	26	(112)
Balance at end of period, assets	465	1,082
Bank | Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	27	47
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	180	244
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	22	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(42)	(44)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	7	(20)
Balance at end of period, assets	167	180
Bank | Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(42)	(44)
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,825	1,846
Transfers in, assets	370	1,440
Transfers out, assets	(902)	(709)
Purchases, assets	3,447	4,553
Sales, assets	(3,269)	(4,595)
Issuances, assets	120	547
Settlements, assets	(924)	(995)
Gain (loss) on transfers in/out included in trading revenues, assets	14	(17)
Gain (loss) on all other activity included in trading revenues, assets	(41)	(14)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	54	(231)
Balance at end of period, assets	694	1,825
Bank | Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(137)	(48)
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,576	1,619
Transfers in, assets	360	1,380
Transfers out, assets	(855)	(665)
Purchases, assets	3,394	4,504
Sales, assets	(3,222)	(4,567)
Issuances, assets	120	547
Settlements, assets	(921)	(994)
Gain (loss) on transfers in/out included in trading revenues, assets	25	(41)
Gain (loss) on all other activity included in trading revenues, assets	41	4
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	44	(211)
Balance at end of period, assets	562	1,576
Bank | Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(104)	(73)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	16,364	16,334
Transfers in, assets	2,071	5,971
Transfers out, assets	(6,388)	(4,529)
Purchases, assets	10,284	11,949
Sales, assets	(9,970)	(12,275)
Issuances, assets	1,201	3,781
Settlements, assets	(4,173)	(5,398)
Gain (loss) on transfers in/out included in trading revenues, assets	(112)	325
Gain (loss) on all other activity included in trading revenues, assets	609	1,532
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	221	248
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	471	(1,574)
Balance at end of period, assets	10,578	16,364
Bank | Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (66)	SFr 1,597
Bank | Nonrecurring basis | Accounting Standards Update 2019-05 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)			SFr 119